Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule Components of the Company's Income Tax Expense
The components of the Company’s income tax expense for the years ended December 31, 2025 and 2024, were as follows:

	2025	2024
Current taxes:
Foreign	$8,883	$5,252

Total income tax expense/(benefit)	$8,883	$5,252

Schedule of a Reconciliation of the Company's Effective Tax Rate to the U.S. Federal Statutory Income Tax Rate
A reconciliation of the Company’s effective tax rate to the U.S. federal statutory income tax rate for the years ended December 31, 2025 and 2024, is as follows:

	2025	2025	2024	2024
Federal statutory rate	1,912,292	21.00%	1,997,362	21.00%
Foreign Tax Effect	(2,665)	0.00%	(2,719)	-0.03%
Permanent Differences	1,934	0.00%	3,811	0.04%
Valuation allowance	(1,794,202)	-19.70%	(1,987,047)	-20.89%
Effect of cross-border tax laws	(7,628)	-0.10	(7,482)	-0.08
Nontaxable or nondeductible items	(99,885)	-1.10%	(9,177)	-0.10%
Other	(18,729)	-0.20%	-	0.00%

Effective tax rate	(8,883)	(0.1)%	(5,252)	(0.06)%

Schedule of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities as of December 31, 2025 and 2024, consisted of the following:

	2025	2024
Deferred tax assets
Net operating losses	$2,850,031	$890,289
Lease liability	205,630	215,272
Capitalized research and development	2,589,415	2,420,060
Research and develpoment credit	348,597	157,265
Stock-based compensation	18,276	20,815
Fixed Asset	21,887	-

Total deferred tax assets	6,033,836	$3,703,701

Deferred tax liabilities
ROU asset	(192,565)	(207,413)
Fixed Asset	-	(246,330)

Total deferred tax liabilities	(192,565)	(453,743)

Less: valuation allowance	(5,841,271)	(3,249,958)

Total	$-	$-

Schedule of Operating Loss Carryforwards And Tax Credit
As of December 31, 2025, the Company had the following net operating loss (“NOL”) and tax credit carryforwards:

	Amount	Expiration
U.S. federal NOL	$7,184,853	Indefinite
State (California) NOL	19,205,159	2042-2045
California research and development credit	441,261	2026-2030
U.S. federal research and development payroll tax credit	692,518	2029-2030

Schedule of a Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Balance at beginning of year	(35,130)	-
Increase/(Decrease) for prior years		-
Increase/(Decrease) for current year	(42,740)	(35,130)

Balance at end of year	(77,870)	(35,130)